Other Receivables - Summary of Other Receivables (Parenthetical) (Detail) - Cofesur S.A. [member]	Mar. 31, 2017 shares
Disclosure of other receivables [line items]
Number of shares acquired	1,623,474
Interest acquired	2.36%